Debt obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 03, 2014 Subsequent event	Dec. 31, 2013 Senior Secured Notes	Dec. 31, 2012 Senior Secured Notes	Jan. 31, 2014 Senior Secured Notes Subsequent event	Dec. 31, 2013 Tack-on Senior Secured Notes	Dec. 31, 2012 Tack-on Senior Secured Notes
Debt obligations
Interest rate (as a percent)				9.50%		9.50%	9.50%
Amount	$ 360,000	$ 360,000		$ 325,000	$ 325,000		$ 35,000	$ 35,000
Fair Value	389,027	374,400		351,205	338,000		37,822	36,400
Maximum percentage of the aggregate principal amount of notes redeemable	35.00%
Repurchase price, as percentage of principal amount, if the company undergoes change of control	101.00%
Total amount repurchased			$ 44
Period from the end of the financial year for furnishing all annual reports on Form 20-F to the holders of the notes and the Trustee	120 days